Pensions and Other Benefits - Summary of Defined Benefit Pension Plan Assets Measured at Fair Value Using Unobservable Inputs (Detail) - Defined Benefit Plan - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	CAD 2,754	CAD 1,112
Contributions	29	1,500
Disbursements	(333)	(64)
Net transfer out of Level 3	(116)
Net realized gains	67	23
Increase (decrease) in net unrealized gains	206	183
Ending Balance	2,607	2,754
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	847	779
Disbursements	(236)	(22)
Net realized gains	67	22
Increase (decrease) in net unrealized gains	(24)	68
Ending Balance	654	847
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	314	333
Disbursements	(97)	(42)
Net realized gains		3
Increase (decrease) in net unrealized gains	(9)	20
Ending Balance	208	314
Absolute Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,593
Contributions	29	1,500
Net transfer out of Level 3	(116)
Net realized gains		(2)
Increase (decrease) in net unrealized gains	239	95
Ending Balance	CAD 1,745	CAD 1,593